Document and Entity Information	9 Months Ended
Sep. 30, 2017
Document And Entity Information
Entity Registrant Name	AMEDICA Corp
Entity Central Index Key	0001269026
Document Type	POS AM
Document Period End Date	Sep. 30, 2017
Amendment Flag	true
Amendment Description

This Post-Effective Amendment No. 1 (this “Post-Effective Amendment”) to the registration statements on Form S-1 (File No. 333-211520) and Form S-1/MEF (File No. 333-212398) (collectively, the “Registration Statement”), is being filed pursuant to Section 10(a)(3) of the Securities Act of 1933, as amended (the “Securities Act”) to update the Registration Statement by, among other things, including (i) the restated audited consolidated financial statements of Amedica Corporation (the “Registrant”) as at and for the year ended December 31, 2016 which were filed with the Securities and Exchange Commission (the “Commission”) on December 27, 2017 as part of the Registrant’s amended Annual Report on Form 10-K, and (ii) the unaudited condensed consolidated financial statements as at and for the three and nine month period ended September 30, 2017.

The Registration Statement was declared effective by the Commission on July 1, 2016. The closing of the transactions contemplated by the Registration Statement occurred on July 8, 2016. The Registrant issued a total of 3,608,000 Class A units, each comprised of one share of common stock and one Series E Warrant to purchase one share of common stock and 7,392 Class B units, each comprised of one share of preferred stock convertible into 1,000 shares of common stock and Series E Warrants to purchase 1,000 shares of common stock. In total, Amedica issued 3,608,000 shares of common stock, 7,392 shares of preferred stock convertible into 7,392,000 shares of common stock, and Series E Warrants to purchase 11,000,000 shares of common stock. Additionally, the underwriters exercised their option to purchase 1,650,000 additional shares of common stock and Series E Warrants to purchase up to an additional 1,650,000 shares of common stock at the public offering price per share and warrant less the underwriting discounts and commissions.

This Post-Effective Amendment covers only the offer and sale by the Registrant of the 12,650,000 shares of common stock that are issuable upon the exercise of the Series E Warrants that are described in the preceding paragraph. No further offer or sale is being made by the Registrant of the units that are described in the preceding paragraph.

Pursuant to Rule 429 of the Securities Act, this Registration Statement also serves as post-effective amendment number one to the Registration Statement on Form S-1 (No. 333-212398) initially filed with the Securities and Exchange Commission on July 5, 2016, which was effective upon filing (“462 Registration Statement”). The 462 Registration Statement was filed to register additional securities in relation to the above transactions pursuant to Rule 462(b) under the Securities Act.

Subsequent to the transactions contemplated by the Registration Statement and 462 Registration Statement, on October 10, 2017, we held a special meeting (the “Special Meeting”) of our stockholders. At the Special Meeting, the stockholders approved an amendment to the Company’s Certificate of Incorporation (the “Certificate of Incorporation”) to effect a reverse stock split of the Company’s common stock at a ratio to be determined by the board of directors of the Company (the “Board”). Immediately after the Special Meeting, the Board held a meeting and approved the reverse stock split at a ratio of 1 to 12, such reverse stock split went effective at 12:01 am EST on November 10, 2017 (the “Reverse Stock Split”). Pursuant to the Reverse Stock Split, the number of shares of common stock issuable upon exercise of the common stock purchase warrants issued in the transactions under the Registration Statement and the 462 Registration Statement were adjusted by dividing by 12. Therefore, this Post-Effective Amendment registers 1,054,167 shares of common stock.

The Registrant previously paid to the Commission the entire registration fee relating to the shares of common stock that are the subject of this Post-Effective Amendment. The Registrant paid a fee of $2,378.14 in connection with the registration of 12,116,072 pre-split shares of common stock in connection with the Registration Statement and $169.58 in connection with the registration of 533,928 pre-split shares of common stock in connection with the 462 Registration Statement.

Entity Filer Category	Smaller Reporting Company
Trading Symbol	AMDA